Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Series G Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]
Issuance cost on issue of convertible redeemable Series G preferred stock			$ 59
For cash, issuance costs	169	178
Warrant exchange, issuance costs	49
From exercise of warrants, commissions		$ 98